Common Stock (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Common stock, description	Holders of shares of Class A Common Stock will be entitled to cast one vote per share and holders of shares of Class B Common Stock will be entitled to cast the lesser of (a) ten votes per share of Class B common stock or (b) such number of votes per share as shall equal the ratio necessary so that the votes of all outstanding shares of Class B Common Stock shall equal sixty percent (60%) of all shares of Class A Common Stock and shares of Class B Common Stock entitled to vote as of the applicable record date on each matter properly submitted to stockholders entitled to vote. At the Closing Date, an aggregate of 1,600,000 shares of Helbiz Class B common stock issuable to the Helbiz CEO and Founder, Salvatore Palella, were deposited into a third-party escrow account to serve as Helbiz’s exclusive security for the Founder’s obligation to indemnify Helbiz under the Merger Agreement. The survival period for such indemnification is 12 months from the business combination date.
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	285,774,102
Common stock, par value	$ 0.0001
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	14,225,898
Common stock, par value	$ 0.00001